Mineral Royalty Interests - Summary of Mineral Royalty Interest (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Total Upfront Consideration	$ 39,879
Metates [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Chesapeake
Location of Mine	Mexico
Royalty	0.50%	[1]
Total Upfront Consideration	$ 3,000	[2]
Term of Agreement	Life of Mine
Date of Original Contract	07-Aug-2014	[3]
Brewery Creek [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Victoria Gold	[3]
Location of Mine	Canada	[3]
Royalty	2.00%	[1],[3]
Total Upfront Consideration	$ 3,529	[2],[3]
Term of Agreement	Life of Mine	[3]
Date of Original Contract	04-Jan-2021	[4]
Black Pine [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Liberty Gold	[4]
Location of Mine	USA	[4]
Royalty	0.50%	[1],[4]
Total Upfront Consideration	$ 3,600	[2],[4]
Term of Agreement	Life of Mine	[4]
Date of Original Contract	10-Sep-2023	[5]
Mt Todd [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Vista	[5]
Location of Mine	Australia	[5]
Royalty	1.00%	[1],[5]
Total Upfront Consideration	$ 20,000	[2],[5]
Term of Agreement	Life of Mine	[5]
Date of Original Contract	13-Dec-2023	[6]
DeLamar [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	Integra	[6]
Location of Mine	USA	[6]
Royalty	1.50%	[1],[5]
Total Upfront Consideration	$ 9,750	[2],[6]
Term of Agreement	Life of Mine	[6]
Date of Original Contract	20-Feb-2024

[1]	Abbreviation as follows: NSR = Net Smelter Return Royalty; and GR = Gross Royalty.
[2]	Expressed in thousands; excludes closing costs.
[3]	The Company paid $3 million for an existing 2.0% net smelter return royalty interests on the first 600,000 ounces of gold mined and a 2.75% net smelter returns royalty interest thereafter. The Brewery Creek Royalty agreement provides, among other things, that Golden Predator Mining Corp., (subsidiary of Victoria Gold) may reduce the 2.75% net smelter royalty interest to 2.125% on payment of the sum of Cdn $2 million to the Company.
[4]	Liberty Gold has been granted an option to repurchase 50% of the NSR for $4 million at any point in time up to the earlier of commercial production at Black Pine or January 1, 2030.
[5]	The Mt Todd royalty is at a rate of 1% of gross revenue with such rate being subject to increase to a maximum rate of 2%, depending on the timing associated with the achievement of certain operational milestones.
[6]	Under the DeLamar royalty, if completion is not achieved by January 1, 2029, the DeLamar Royalty will increase annually by 0.15% of net smelter returns to a maximum of 2.7% of net smelter returns.